Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
Segment Information
Segment information is presented in accordance with a “management approach,” which designates the internal reporting used by the chief operating decision-maker for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.
The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as “Other.”
The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments. As a result, costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of “Headquarters” in the tables below. Depreciation expense is included in Headquarters as it is not allocated among segments or used in measuring segment performance.
The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA, a non-GAAP measure as defined in the Company's credit agreements. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results as it is a GAAP measure.
Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.
Selected Segment Financial Information
The following table presents information about the Company’s segments for the years ended December 31, 2011, 2010 and 2009:

(in millions)	Corporate	Public	Other	Headquarters	Total

2011:
Net sales	$5,334.4	$3,757.2	$510.8	$—	$9,602.4
Income (loss) from operations	331.6	233.3	17.5	(111.7)	470.7
Depreciation and amortization expense	(97.4)	(43.9)	(8.7)	(54.9)	(204.9)

2010:
Net sales	$4,833.6	$3,560.6	$407.0	$—	$8,801.2
Income (loss) from operations	256.2	193.0	14.3	(110.8)	352.7
Depreciation and amortization expense	(97.4)	(44.2)	(8.9)	(58.9)	(209.4)

2009:
Net sales	$3,818.2	$3,035.5	$308.9	$—	$7,162.6
Income (loss) from operations	(56.7)	150.7	(23.2)	(102.7)	(31.9)
Depreciation and amortization expense	(97.5)	(45.0)	(8.5)	(67.2)	(218.2)
Major Customers, Geographic Areas, and Product Mix
Net sales to the federal government were $953.6 million, $967.8 million and $902.6 million and accounted for approximately 10%, 11% and 13% of total net sales in 2011, 2010 and 2009, respectively. During 2011, approximately 4% of the Company's total net sales were to customers outside the U.S., primarily in Canada. During 2010 and 2009, approximately 3% of the Company’s total net sales were to customers outside of the U.S., primarily in Canada. As of December 31, 2011 and 2010, approximately 2% and 1% of the Company’s long-lived assets were located outside of the U.S., respectively.
The following table presents net sales by major category for the years ended December 31, 2011, 2010 and 2009. Categories are based upon internal classifications. Amounts for the years ended December 31, 2010 and 2009 have been reclassified for certain changes in individual product classifications to conform to the presentation for the year ended December 31, 2011.

	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales
Hardware:
Notebook/Mobile Devices	$1,340.0	14.0%	$1,142.5	13.0%	$831.7	11.6%
NetComm Products	1,246.4	13.0	1,149.9	13.1	874.0	12.2
Data Storage/Drives	925.6	9.6	838.5	9.5	791.3	11.0
Other Hardware	4,061.9	42.3	3,793.0	43.1	3,110.4	43.5
Total Hardware	$7,573.9	78.9%	$6,923.9	78.7%	$5,607.4	78.3%
Software	1,757.1	18.3	1,608.5	18.3	1,293.9	18.1
Services	256.8	2.7	217.0	2.4	194.3	2.7
Other (1)	14.6	0.1	51.8	0.6	67.0	0.9
Total net sales	$9,602.4	100.0%	$8,801.2	100.0%	$7,162.6	100.0%

(1)	Includes items such as delivery charges to customers and certain commission revenue.